Investment income and financing costs	12 Months Ended
Mar. 31, 2022
Investment income and financing costs
Investment income and financing costs

5. Investment income and financing costs

Investment income comprises interest received from short-term investments and other receivables. Financing costs mainly arise from interest due on bonds and commercial paper issued, bank loans and the results of hedging transactions used to manage foreign exchange and interest rate movements.

	2022	2021	2020
	€m	€m	€m
Investment income
Financial assets measured at amortised cost	249	306	157
Financial assets measured at fair value through profit and loss	5	24	91
	254	330	248
Financing costs
Financial liabilities measured at amortised cost
Bonds	1,546	1,722	1,580
Lease liabilities	398	374	330
Bank loans and other liabilities[1]	469	463	626
Interest on derivatives	(428)	(485)	(354)
Mark-to-market on derivatives	(341)	(1,070)	1,162
Financial assets measured at fair value through profit and loss	36	–	–
Foreign exchange	284	23	205
	1,964	1,027	3,549
Net financing costs	1,710	697	3,301

Note:

1	Interest capitalised for the year ended 31 March 2022 was €17 million (2021: €17 million, 2020: €25 million)